UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-09703

BCT Subsidiary, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BCT Subsidiary, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

BlackRock
Closed-End Fund
Semi-Annual Report

APRIL 30, 2005 (UNAUDITED)

BCT Subsidiary, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS

Trust Summary	1

Portfolio of Investments	2

Financial Statements

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Cash Flows	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

TRUST SUMMARY
APRIL 30, 2005
BCT Subsidiary, Inc.

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	April 30, 2005	October 31, 2004

U.S. Government and Agency Securities	47%	67%

Corporate Bonds	19	7

Interest Only Mortgage-Backed Securities	9	8

Taxable Municipal Bonds	9	6

Agency Multiple Class Mortgage Pass-Throughs	8	6

Inverse Floating Rate Mortgages	4	3

Principal Only Mortgage-Backed Securities	2	—

Mortgage Pass-Throughs	1	1

Commercial Mortgage-Backed Securities	1	2

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BCT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—109.0%
		Mortgage Pass-Through Securities—1.7%
		Federal National Mortgage Assoc.,
	$ 527	5.50%, 1/01/17-2/01/17	$539,988
	16	6.50%, 7/01/29	16,854

		Total Mortgage Pass-Through Securities	556,842

		Agency Multiple Class Mortgage Pass-Through Securities—8.5%
		Federal Home Loan Mortgage Corp.,
	32	Ser. 1512, Class H, 2/15/08	31,762
	369	Ser. 1534, Class IG, 2/15/10	369,195
	2,000	Ser. 1598, Class J, 10/15/08	2,088,860
		Federal National Mortgage Assoc.,
	79	Ser. 13, Class SJ, 2/25/09	80,079
	51	Ser. 43, Class E, 4/25/22	52,899
	234	Government National Mortgage Assoc., Remic Trust 2000, Class 16, 12/16/27	234,938

		Total Agency Multiple Class Mortgage Pass-Through Securities	2,857,733

		Inverse Floating Rate Mortgage Securities—4.3%
AAA	255	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 15.30%, 11/25/23	255,524
		Federal Home Loan Mortgage Corp.,
	330	Ser. 1425, Class SB, 15.894%, 12/15/07	362,442
	16	Ser. 1506, Class S, 15.492%, 5/15/08	17,180
	106	Ser. 1515, Class S, 15.663%, 5/15/08	117,395
	68	Ser. 1618, Class SA, 8.25%, 11/15/08	67,846
	5	Ser. 1621, Class SH, 9.344%, 11/15/22	4,645
	62	Ser. 1661, Class SB, 15.545%, 1/15/09	67,709
		Federal National Mortgage Assoc.,
	208	Ser. 187, Class SB, 18.527%, 10/25/07	229,979
	107	Ser. 190, Class S, 15.894%, 11/25/07	115,020
	202	Ser. 214, Class SH, 10.444%, 12/25/08	202,612

		Total Inverse Floating Rate Mortgage Securities	1,440,352

		Interest Only Mortgage-Backed Securities—10.0%
		Federal Home Loan Mortgage Corp.,
	73	Ser. 1114, Class J, 7/15/06	1,251
	17	Ser. 1285, Class M, 5/15/07	296
	539	Ser. 1645, Class IB, 9/15/08	27,519
	1,970	Ser. 2523, Class EH, 4/15/20	252,782
	1,468	Ser. 2543, Class IJ, 10/15/12	84,692
	1,274	Ser. 2543, Class IM, 9/15/12	51,198
	4,640	Ser. 2572, Class IT, 5/15/19	60,454
	2,907	Ser. 2633, Class PI, 3/15/12	137,597
	3,316	Ser. 2672, Class TP, 9/15/16	106,480
	5,605	Ser. 2739, Class PI, 3/15/22	623,130
	2,550	Ser. 2775 Class UB, 12/15/17	167,382
		Federal National Mortgage Assoc.,
	2,885	Ser. 13, Class IG, 10/25/22	224,404
	139	Ser. 223, Class PT, 10/25/23	12,444
	6	Ser. 39, Class PE, 1/25/23	32
	713	Ser. 49, Class L, 4/25/13	58,909
	539	Ser. 51, Class K, 4/25/07	41,704
	169	Ser. 69, Class AZ, 6/25/19	170,372
	12,992	Ser. 70, Class ID, 4/25/22	1,211,504
	48	Ser. 72, Class H, 7/25/06	3,258
	252	Ser. 8, Class HA, 1/25/08	31,843
	1,142	Ser. 82, Class IR, 9/25/12	53,990
	5	Ser. G-21, Class L, 7/25/21	7,188

See Notes to Financial Statements.

BCT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
	$ 13	PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/28	$517
	21,158	Vendee Mortgage Trust, Ser. 1, Class IO, 10/15/31	42,740

		Total Interest Only Mortgage-Backed Securities	3,371,686

		Principal Only Mortgage-Backed Securities—1.7%
Aaa	35	Salomon Brothers Mortgage Securities VI, Inc., Ser. 3, Class A, 10/23/17	32,095
	597	Federal National Mortgage Assoc., Ser. 97, Class WO, 10/25/33	549,454

		Total Principal Only Mortgage-Backed Securities	581,549

		Commercial Mortgage-Backed Securities—1.2%
AAA	377[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	394,163

		Asset-Backed Securities—0.0%
NR	235[2,3,4]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	2,346
		Structured Mortgage Asset Residential Trust,
NR	568[3,4]	Ser. 2, 8.24%, 3/15/06	2,840
NR	629[3,4]	Ser. 3, 8.724%, 4/15/06	3,147

		Total Asset-Backed Securities (cost $482,699)	8,333

		Collateralized Mortgage Obligation Residuals—0.0%
	5	Federal National Mortgage Assoc., Ser. 174, Class S, 9/25/22	17,190

		Corporate Bonds—20.3%
		Energy—3.1%
A-	500	Conoco Funding Co., 5.45%, 10/15/06 (Canada)	510,490
BBB+	500 [2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	522,430

			1,032,920

		Financial Institutions—16.9%
Aa2	500	Bank America Corp., 4.75%, 10/15/06	506,145
AAA	500	General Electric Cap. Corp., 2.75%, 9/25/06	492,585
Baa2	500	General Motors Acceptance Corp., 6.125%, 9/15/06	497,390
AA-	500	Goldman Sachs Group, Inc., 2.85%, 10/27/06	492,465
A+	500	Lehman Brothers Holdings, Inc., 7.50%, 9/01/06	522,605
AA-	1,000 [5]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,160,500
A+	500	SLM Corp., 3.50%, 9/30/06	496,200
Aa3	500	Suntrust Bank, 7.25%, 9/15/06	522,330
Aa1	500	US Bank NA, 2.85%, 11/15/06	491,490
AA-	500	Wachovia Corp., 4.95%, 11/01/06	507,845

			5,689,555

		Transportation—0.3%
CCC	100	American Airlines, Inc., 10.44%, 3/04/07	92,000

		Total Corporate Bonds	6,814,475

		U.S. Government and Agency Securities—51.5%
	203	Small Business Investment Cos., Ser. P10A, Class 1, 6.12%, 2/01/08	210,199
		U.S. Treasury Notes,
	3,200	3.50%, 11/15/06	3,197,875
	1,700	5.75%, 11/15/05	1,722,777
	2,000	6.00%, 8/15/09	2,168,672
	385	6.625%, 5/15/07	407,303
	10,000	U.S. Treasury Strip, zero coupon, 8/15/06	9,590,600

		Total U.S. Government and Agency Securities	17,297,426

		Taxable Municipal Bonds—9.8%
AAA	500	Fresno California Pension Oblig., 7.80%, 6/01/14	615,500
AAA	500	Kern County California Pension Oblig., 6.98%, 8/15/09	552,045
		Los Angeles Cnty. California Pension Oblig.,
AAA	1,000	Ser. A, 8.62%, 6/30/06	1,055,660
AAA	500	Ser. D, 6.97%, 6/30/08	541,110
AAA	500	Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	535,280

		Total Taxable Municipal Bonds	3,299,595

		Total Long-Term Investments (cost $36,617,480)	36,639,344

See Notes to Financial Statements.

BCT Subsidiary, Inc. (continued)

Principal
Amount
(000)	Description	Value

	SHORT-TERM INVESTMENTS—2.1%
	U.S. Government and Agency Security—2.1%
$ 700	Federal Home Loan Bank, zero coupon, 5/02/05 (cost $699,948)	$699,948

	Total investments—111.1% (cost $37,317,428)	$37,339,292
	Liabilities in excess of other assets—(11.1)%	(3,720,164)

	Net Assets—100%	$33,619,128

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.

[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2005, the Trust held 2.7% of its net assets, with a current market value of $918,939, in securities restricted as to resale.

[3]	Security is fair valued.

[4]	Illiquid securities representing 0.02% of net assets.

[5]	Entire or partial principal amount pledged as collateral.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
APRIL 30, 2005
BCT Subsidiary, Inc.

Assets
Investments at value (cost $37,317,428)	$37,339,292
Cash	37,449
Receivable from investments sold	27,260,318
Interest receivable	521,459

65,158,518

Liabilities
Payable for investments purchased	27,248,184
Due to parent	963,057
Interest payable	3
Dividends payable	3,328,146

31,539,390

Net Assets	$33,619,128

Composition of Net Assets:
Par value	$29,571
Paid-in capital in excess of par	33,391,961
Undistributed net investment income	2,875,254
Accumulated net realized loss	(2,699,522)
Net unrealized appreciation	21,864

Net assets, April 30, 2005	$33,619,128

Net asset value per share:
($33,619,128 ÷ 2,957,093 common shares issued and outstanding)	$11.37

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)
For the six months ended April 30, 2005
BCT Subsidiary, Inc.

Investment Income
Interest income	$1,281,967

Expenses
Investment advisory	94,673
Administration	25,820
Custodian	26,966
Reports to shareholders	7,058
Independent accountants	12,136
Legal	14,509
Miscellaneous	7,264

Total expenses excluding interest expense and excise tax	188,426
Interest expense	181,966
Excise tax	122,633

Total expenses	493,025

Net investment income	788,942

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	804,478
Futures	(42,750)

761,728

Net change in unrealized appreciation/depreciation on:
Investments	(2,141,389)
Futures	(134,097)

(2,275,486)

Net loss	(1,513,758)

Net Decrease in Net Assets Resulting from Operations	$(724,816)

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)
For the six months ended April 30, 2005
BCT Subsidiary, Inc.

Reconciliation of Net Decrease in Net Assets Resulting from
Operations to Net Cash Flows Provided by Operating Activities
Net decrease in net assets resulting from operations	$(724,816)

Purchases of long-term investments	(45,602,699)
Proceeds from sales of long-term investments	63,290,436
Increase in short-term investments	(387,422)
Amortization of premium and discount on investments	762,244
Net realized loss	(761,728)
Increase in unrealized appreciation	2,275,486
Increase in receivable for investments sold	(27,260,318)
Decrease in variation margin receivable	23,313
Decrease in interest receivable	118,561
Increase in payable for investments purchased	27,248,184
Decrease in interest payable	(12,173)
Increase in due to parent	311,058

Total adjustments	20,004,942

Net cash flows provided by operating activities	$19,280,126

Increase in Cash
Net cash flows provided by operating activities	$19,280,126

Cash flows used for financing activities:
Decrease in reverse repurchase agreements	(19,262,500)

Net increase in cash	17,626
Cash at beginning of period	19,823

Cash at end of period	$37,449

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2005 (unaudited), and for the year ended October 31, 2004
BCT Subsidiary, Inc.

	2005	2004

Decrease in Net Assets
Operations:
Net investment income	$788,942	$2,039,467
Net realized gain (loss)	761,728	(545,867)
Net change in unrealized appreciation/depreciation	(2,275,486)	881,166

Net increase (decrease) in net assets resulting from operations	(724,816)	2,374,766

Dividends and Distributions:
Net investment income	(3,328,146)	(4,779,064)
Net realized gain	—	(1,577,874)

Total dividends and distributions	(3,328,146)	(6,356,938)

Total decrease	(4,052,962)	(3,982,172)

Net Assets
Beginning of period	37,672,090	41,654,262

End of period	$33,619,128	$37,672,090

End of period undistributed net investment income	$2,875,254	$5,414,458

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BCT Subsidiary, Inc.

	For the six					For the period
	months ended	Year Ended October 31,				December 3, 1999[1]
	April 31, 2005					through
	(unaudited)	2004	2003	2002	2001	October 31, 2000

PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$12.74	$14.09	$14.05	$13.33	$11.77	$11.51

Investment operations:
Net investment income	0.27	0.69	1.17	1.45	0.89	0.62
Net realized and unrealized
gain (loss)	(0.51)	0.11	(1.13)	0.22	1.38	(0.36)

Net increase (decrease) from investment
operations	(0.24)	0.80	0.04	1.67	2.27	0.26

Dividends and Distributions:
Net investment income	(1.13)	(1.62)	—	(0.95)	(0.71)	—
Net realized gains	—	(0.53)	—	—	—	—

Total dividends and distributions	(1.13)	(2.15)	—	(0.95)	(0.71)	—

Net asset value, end of period	$11.37	$12.74	$14.09	$14.05	$13.33	$11.77

TOTAL INVESTMENT RETURN[2]	(3.60)%	6.64%	0.28%	12.55%	19.27%	2.26%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.86%[3]	2.50%	1.95%	2.35%	2.84%	3.40%[3]
Total expenses excluding interest expense
and excise tax	1.09%[3]	1.03%	1.05%	1.03%	1.03%	1.12%[3]
Net investment income	4.58%[3]	5.57%	8.59%	10.49%	7.08%	6.11%[3]
SUPPLEMENTAL DATA:
Average net assets (000)	$34,713	$36,628	$40,418	$40,991	$37,193	$33,067
Portfolio turnover	129%	14%	30%	37%	20%	36%
Net assets, end of period (000)	$33,619	$37,672	$41,654	$41,559	$39,412	$34,793
Reverse repurchase agreements
outstanding, end of period (000)	$—	$19,263	$18,416	$23,669	$9,006	$12,154
Asset coverage, end of period[4]	$—	$2,956	$3,262	$2,756	$5,376	$3,863

[1]	Commencement of investment operations.

[2]	This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Annualized.

[4]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)
BCT Subsidiary, Inc.

Note 1.  Organization & Accounting Policies   BCT Subsidiary, Inc. (the “Trust”) was incorporated under the laws of the State of Maryland on November 12, 1999, and is a diversified, closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. (“BCT”), incorporated under the laws of the State of Maryland, and as such, is a wholly owned subsidiary of BCT.

     The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board of Directors (the “Board”). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. The Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

RepurchaseAgreements: In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Option Writing/Purchasing: When the Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trust, helps in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Credit Default Swaps: Credit Default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

Total Return Swaps: Total Return swaps are agreements in which one party commits to pay interest in exchange for a market linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Fund borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Fund’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Fund may be delayed or limited.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust closely monitors swaps and does not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trust to manage the duration of the Trust’s portfolio in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trust’s portfolio and its exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trust experiences primarily in the form of leverage.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trust to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust’s leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trust receives.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Short Sales: The Trust may make short sales of securities as a method of managing potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Security Lending: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending their securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trust. The Trust did not enter into any security lending transactions during the six months ended April 30, 2005.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that the Trust segregate assets in connection with certain Trust investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2.  Agreements   The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement covers both investment advisory and administration services.

     The Trust reimburses BCT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

Note 3.  Portfolio Investments    Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. governmentsecurities, for the six months ended April 30, 2005 aggregated $67,644,763 and $85,443,807, respectively.

     Purchases and sales of U.S. government securities for the six months ended April 30, 2005 aggregated $15,043,173 and $42,630,394, respectively.

     The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., each of which is an affiliate of BlackRock Advisors, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mort-

gage backed securities, and such holders could have rights against PNC Mortgage Securitites Corp. or its affiliates, including Midland Loan Services, Inc.

     The Federal income tax basis of the Trust’s investments at April 30, 2005 was $37,441,326, and accordingly, net unrealized depreciation was $102,034 (gross unrealized appreciation—$844,229, gross unrealized depreciation—$946,263).

     For Federal income tax purposes, the Trust had a capital loss carryforward at November 30, 2004, the Trust’s tax year-end, of $2,518,895 expiring in 2011. This amount may be used to offset future realized capital gains.

Note 4.  Borrowings     Reverse Repurchase Agreements:  The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

     The average daily balance of reverse repurchase agreements outstanding for the six months ended April 30, 2005 was approximately $15,820,133 at a weighted average interest rate of approximately 2.32% .

     Dollar Rolls: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

The Trust did not enter into any dollar roll transactions during the six months ended April 30, 2005.

Note 5.  Distributions to Shareholders   The tax character of distributions paid during the six months ended April 30, 2005 and the year ended October 31, 2004 were as follows:

Six months ended April 30, 2005

	Long-term
Ordinary Income	Capital Gain	Total Distributions

$3,328,146	$ —	$3,328,146

Year ended October 31, 2004

	Long-term
Ordinary Income	Capital Gain	Total Distributions

$5,505,484	$851,454	$6,356,938

As of April 30, 2005 the estimated components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized
Income	Gains	Net Appreciation

$2,986,337	$ —	$ —

Note 6.  Capital   There are 200 million shares of $0.01 par value common shares authorized. BCT owned all of the 2,957,093 shares outstanding at April 30, 2005.

BCT Subsidiary, Inc.

Directors	Accounting Agent and Custodian
Ralph L. Schlosstein, Chairman	State Street Bank and Trust Company
Andrew F. Brimmer	255 Franklin Street
Richard E. Cavanagh	Boston, MA 02110
Kent Dixon
Frank J. Fabozzi	Independent Registered Public Accounting Firm
Kathleen F. Feldstein1	Deloitte & Touche LLP
R. Glenn Hubbard[2]	200 Berkeley Street
Robert S. Kapito	Boston, MA 02116
James Clayburn La Force, Jr.
Walter F. Mondale	Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Officers	4 Times Square
Robert S. Kapito, President	New York, NY 10036
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer	Legal Counsel – Independent Directors
Anne Ackerley, Vice President	Debevoise & Plimpton LLP
Richard M. Shea, Vice President/Tax	919 Third Avenue
James Kong, Assistant Treasurer	New York, NY 10022
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary	This report is for shareholder information. This is not a
prospectus intended for use in the purchase or sale of Trust shares.
Investment Advisor	Statements and other information contained in this report are as
BlackRock Advisors, Inc.	dated and are subject to change.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Appointed as a Trustee on January 19, 2005. Elected by shareholders as a Trustee on May 26, 2005.

[2]	Appointed as a Trustee on November 16, 2004. Elected by Shareholders as a Trustee on May 26, 2005.

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800)699-1BFM.

The Trust has delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its respective fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BCT Subsidiary, Inc.

By: /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 1, 2005

By: /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 1, 2005